Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 09, 2019
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Sep. 09, 2019
Document Effective Date	Sep. 09, 2019
Prospectus Date	Sep. 09, 2019
Entity Inv Company Type	N-1A
BBH Select Series - Large Cap Fund | Class I Shares
Risk/Return:
Trading Symbol	BBLIX
BBH Select Series - Large Cap Fund | Retail Class Shares
Risk/Return:
Trading Symbol	BBLRX